Operations (Details 9 - Textuals 3) R$ in Thousands						12 Months Ended
	Aug. 31, 2021 BRL (R$)	Aug. 31, 2021 USD ($)	Jan. 24, 2021 BRL (R$)	Jan. 24, 2021 USD ($)	Jul. 24, 2020 BRL (R$) Installment	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2021 USD ($)	Aug. 31, 2021 USD ($)	Jul. 24, 2020 USD ($)
Operational context
Additional deferred payments						R$ 236,289	R$ 93,748
Compensation paid to former sharesholders of subsidiaries						20,254	16,715	R$ 5,230
Rodati Motors Corporation (Sirena)
Operational context
Intangible assets - Customer portfolio							1,975
Intangible assets - Digital platform							R$ 54,521
Zenvia Brazil | Rodati Motors Corporation (Sirena)
Operational context
Percentage of voting equity interests acquired					100.00%						100.00%
Cash up front consideration transferred					R$ 56,961						$ 10,923,000
Additional deferred payments					R$ 70,835	26,106			$ 4,678,000		13,584,000
Number of installments due in 6, 12 and 24 months | Installment					3
Consideration paid (received)			R$ 2,135	$ 392,000
Interest rate annual percentage of deferred payments					10.00%
Additional interest rate percentage for each month of deferred payments since closing date of acquisition					0.75%
Total consideration transferred					R$ 127,796						$ 24,507,000
Provision for compensation payable						19,062
Intangible assets - Customer portfolio					1,975
Intangible assets - Digital platform					R$ 54,521
Zenvia Brazil | Rodati Motors Corporation (Sirena) | Bottom of range [member]
Operational context
Amount of reasonably possible deferred payments based on achievement						26,106			4,678,000
Zenvia Brazil | Rodati Motors Corporation (Sirena) | Top of range [member]
Operational context
Amount of reasonably possible deferred payments based on achievement						R$ 52,515			$ 9,410,000
Zenvia Brazil | Rodati Motors Corporation (Sirena) | Class A common shares
Operational context
Shares issued as consideration | $										89,131
Consideration transferred as shares	R$ 4,467									$ 859,000
Compensation paid to former sharesholders of subsidiaries	6,703	$ 1,298,000
Zenvia Brazil | Rodati Motors Corporation (Sirena) | Class A common shares | 2022
Operational context
Additional deferred payments	R$ 11,858									$ 2,125,000